COMMITMENTS AND CONTINGENCIES (Details - Future minimum payments) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 46,101
2026	19,301
Total minimum lease payments:	65,402
Less amount representing interest	(4,222)
Present value of minimum lease payments:	$ 61,180	$ 99,226